Cover	Oct. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2024
Entity File Number	811-22437
Entity Registrant Name	Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Entity Central Index Key	0001495825
Entity Tax Identification Number	27-3396957
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	227 West Monroe, 7th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	827-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	GBAB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	None